United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
INTERNATIONAL VALUE
--------------------------------------------------------------------------------


AllianceBernstein International Value Fund


Semi-Annual Report
May 31, 2003


[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 16, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein International Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund will invest primarily in a diversified portfolio of non-U.S. equity securities, emphasizing investment in companies determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures contracts or currency forward contracts.

Investment Results

The following table provides performance for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index, for the six- and 12-month periods ended May 31, 2003.


INVESTMENT RESULTS*
Periods Ended May 31, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
International Value Fund
   Class A                     10.21%             -4.30%
------------------------------------------------------------
   Class B                      9.89%             -4.94%
------------------------------------------------------------
   Class C                      9.78%             -4.94%
------------------------------------------------------------
MSCI EAFE Index                 3.60%            -11.94%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.20% for Class A, 1.90% for Class B, 1.90% for Class C and 0.90% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 1


would have been lower than that shown above.Past performance is no guarantee of future results.

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is a market capitalization weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein International Value Fund.

Additional investment results appear on page 4.

For the six- and 12-month periods ended May 31, 2003, the Fund outperformed its benchmark, the MSCI EAFE Index. Performance was mainly driven by strong stock selection, particularly among consumer cyclical stocks and technology holdings. A number of financial holdings also performed well: Canada's Bank of Nova Scotia, for example, was the top individual contributor for both the six- and 12-month periods. Safeway Plc, a grocery retailer in the United Kingdom, was approached in a friendly takeover offer in January, and several other players in the United Kingdom market announced that they, too, might bid for the company. Safeway's stock price rose strongly during the period. The Fund also benefited from the continued fall of the U.S. dollar versus major world currencies.

Among the disappointments for the Fund was the performance of the German building materials manufacturer Heidelberger Zement AG. The company failed to dispose of certain assets early in the year, prompting a debt downgrade. Despite strong recoveries in the last few months, a number of insurance holdings, such as Royal & Sun Alliance Insurance Group Plc and Assurances Generales de France, fell over the full 12-month period.

Market Review and Investment Strategy

The six- and 12-month reporting periods have been marked by high levels of investor anxiety driven by geopolitical concerns, worries about meager economic growth, poor corporate profits and issues surrounding corporate governance. We believe that this anxiety prompted many investors to avoid equities and to seek the perceived safety of fixed income securities, helping to bring yields to their lowest levels in 40 years. We felt that these fears were overdone, and as a result, the stock prices of many outstanding companies -- companies with excellent management, strong franchises and solid balance sheets -- were traded to levels that were significantly undervalued relative to their earning power. We shifted away from defensive companies, such as British American Tobacco and the Spanish utility company Iberdrola, to a more cyclical stance, illustrated by holdings such as Nissan Motor Co., Ltd and Volkswagen AG.

Moreover, we have made investments in sectors that we had avoided over the previous several years such as telecommunications and pharmaceuticals, as we believe these sectors now present opportunities. Over the last several months, we have built positions in Vodafone Group Plc, Aventis, SA and GlaxoSmithKline Plc. As a result, many of the Fund's sector over- and underweights have been reduced, and the Fund has become more diversified.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


PORTFOLIO SUMMARY
May 31, 2003 (unaudited)


INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01


PORTFOLIO STATISTICS
Net Assets ($mil): $608.9
Average Market Capitalization ($mil): $10,079


COUNTRY BREAKDOWN
    17.9%  United Kingdom
    17.5%  France
    14.9%  Japan
    10.9%  Canada
     6.1%  Sweden                               [PIE CHART OMITTED]
     5.5%  Germany
     4.4%  Italy
     4.2%  Ireland
     4.1%  Netherlands
     3.4%  Korea
    10.3%  Other

     0.8%  Short-Term


SECTOR BREAKDOWN
    31.1%  Finance
    12.6%  Capital Equipment
    11.9%  Consumer Cyclical
     9.1%  Construction & Housing
     9.0%  Industrial Commodities               [PIE CHART OMITTED]
     7.6%  Energy
     4.2%  Telecommunications
     3.7%  Technology/Electronics
     3.0%  Medical
     7.0%  Other

     0.8%  Short-Term


All data as of May 31, 2003. The Fund's country and sector breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 3% weightings in Australia, Brazil, Mexico, Singapore, South Africa, Spain and Taiwan. "Other" sector weightings represent less than 3% weightings in Consumer Staples, Industrial, Resources and Transportation.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 3


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2003

Class A Shares
-------------------------------------------------------------------------------
                           Without Sales Charge          With Sales Charge
              1 Year              -4.30%                       -8.34%
     Since Inception*              3.76%                        1.72%

Class B Shares
-------------------------------------------------------------------------------
                           Without Sales Charge          With Sales Charge
              1 Year              -4.94%                       -8.71%
     Since Inception*              3.22%                        2.33%

Class C Shares
-------------------------------------------------------------------------------
                           Without Sales Charge          With Sales Charge
              1 Year              -4.94%                       -5.88%
     Since Inception*              3.18%                        3.18%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                 Class A          Class B           Class C
-------------------------------------------------------------------------------
              1 Year             -2.22%           -2.66%             0.34%
     Since Inception*             2.95%            3.50%             4.34%


The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception Date: 3/29/01 for all share classes.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                                    Percent of
Company                                           U.S. $ Value      Net Assets
_______________________________________________________________________________

Bank of Nova Scotia                              $  28,128,349             4.6%
-------------------------------------------------------------------------------
DSM NV                                              24,065,253             4.0
-------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                              23,045,236             3.8
-------------------------------------------------------------------------------
Vodafone Group Plc                                  22,594,667             3.7
-------------------------------------------------------------------------------
Canon, Inc.                                         21,508,976             3.5
-------------------------------------------------------------------------------
ENI SpA                                             18,369,229             3.0
-------------------------------------------------------------------------------
Compagnie de Saint-Gobain                           17,326,396             2.8
-------------------------------------------------------------------------------
Electrolux AB Series B                              17,143,063             2.8
-------------------------------------------------------------------------------
Arcelor                                             16,919,722             2.8
-------------------------------------------------------------------------------
Safeway Plc                                         15,626,993             2.6
-------------------------------------------------------------------------------
                                                 $ 204,727,884            33.6%


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 5


PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-95.3%

Australia-0.9%
Promina Group, Ltd.(a)                                  391,600   $    543,797
Qantas Airways, Ltd.                                  2,436,499      5,114,891
                                                                  ------------
                                                                     5,658,688
                                                                  ------------
Brazil-2.3%
Petroleo Brasileiro, SA, (ADR)                          789,400     13,992,431
                                                                  ------------
Canada-10.5%
Bank of Nova Scotia                                     658,458     28,128,349
Magna International, Inc. Cl.A                          177,543     11,818,929
Petro-Canada                                            320,000     12,173,355
Royal Bank of Canada                                    270,000     11,600,978
Talisman Energy, Inc.                                     3,100        134,621
                                                                  ------------
                                                                    63,856,232
                                                                  ------------
France-16.9%
Arcelor                                               1,522,100     16,919,722
Assurances Generales de France                          348,430     13,607,297
Aventis, SA                                             175,800      9,177,500
BNP Paribas, SA                                         298,900     14,802,199
Compagnie de Saint-Gobain                               457,440     17,326,396
Orange, SA(a)                                           190,000      1,799,152
PSA Peugeot Citroen(a)                                  329,430     15,054,710
Societe Generale                                        226,775     13,924,638
                                                                  ------------
                                                                   102,611,614
                                                                  ------------
Germany-5.2%
AMB Generale                                             58,600      3,481,026
Hannover Rueckversicherungs-AG                          244,500      7,031,953
Heidelberger Zement AG                                  241,332      6,529,215
Volkswagen AG                                           411,000     14,847,040
                                                                  ------------
                                                                    31,889,234
                                                                  ------------
Ireland-4.1%
Allied Irish Banks Plc                                  677,472     10,104,826
Bank of Ireland                                       1,214,000     14,680,135
                                                                  ------------
                                                                    24,784,961
                                                                  ------------
Italy-4.2%
Banco Popolare di Verona e Novara Scrl                  504,400      7,179,243
ENI SpA                                               1,138,200     18,369,229
                                                                  ------------
                                                                    25,548,472
                                                                  ------------
Japan-14.3%
Canon, Inc.                                             514,000     21,508,976
Honda Motor Co., Ltd.                                   396,300     14,295,125
Nippon Meat Packers, Inc.                               953,000      9,068,594
Nissan Motor Co., Ltd.                                2,920,000     23,045,236
Promise Co., Ltd.                                       263,300     10,202,779
Takefuji Corp.                                          158,600      8,773,871
                                                                  ------------
                                                                    86,894,581
                                                                  ------------


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Mexico-1.3%
Cemex SA de CV (ADR)                                    369,316   $  8,160,369
                                                                  ------------
Netherlands-4.0%
DSM NV                                                  524,575     24,065,253
                                                                  ------------
Singapore-0.6%
Singapore Airlines, Ltd.                                678,200      3,753,658
                                                                  ------------
South Africa-0.9%
Sappi, Ltd. (ADR)                                       465,600      5,669,891
                                                                  ------------
South Korea-3.3%
Kookmin Bank                                            193,500      5,473,697
POSCO                                                    60,500      5,379,446
Shinhan Financial Group Co., Ltd.                       879,700      8,913,420
                                                                  ------------
                                                                    19,766,563
                                                                  ------------
Spain-1.9%
Grupo Dragados, SA                                      583,508     11,716,518
                                                                  ------------
Sweden-5.8%
Autoliv, Inc.                                           264,800      6,719,773
Electrolux AB Series B                                  899,200     17,143,063
Svenska Cellulosa AB Series B                           334,300     11,540,951
                                                                  ------------
                                                                    35,403,787
                                                                  ------------
Taiwan-1.9%
Compal Electronics, Inc.(a)                           2,039,450     11,696,042
                                                                  ------------
United Kingdom-17.2%
Aviva Plc                                             1,342,758      9,795,273
George Wimpey Plc                                     1,000,000      4,639,223
GlaxoSmithKline Plc                                     424,700      8,389,345
InterContinental Hotels Group Plc(a)                  1,401,864      9,967,914
Lloyds TSB Group Plc                                    746,000      5,472,561
Mitchells & Butlers Plc(a)                            1,289,664      4,497,851
Persimmon Plc                                           627,998      4,787,072
Royal & Sun Alliance Insurance Group Plc              3,555,500      8,291,092
Safeway Plc                                           3,547,057     15,626,993
Vodafone Group Plc                                   10,402,346     22,594,667
Whitbread Plc                                         1,028,450     10,671,996
                                                                  ------------
                                                                   104,733,987
                                                                  ------------
Total Common Stocks
  (cost $534,772,703)                                              580,202,281
                                                                  ------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 7


                                                      Principal
                                                         Amount
                                                          (000)   U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.7%
Time Deposit-0.7%
State Street Euro Dollar
  0.75%, 6/02/03
  (cost $4,661,000)                                      $4,661   $  4,661,000
                                                                  ------------
Total Investments-96.0%
  (cost $539,433,703)                                              584,863,281
Other assets less liabilities-4.0%                                  24,079,692
                                                                  ------------
Net Assets-100%                                                   $608,942,973
                                                                  ============


FINANCIAL FUTURES CONTRACTS PURCHASED(b) (See Note D)

                                                        Value at
                   Number of  Expiration  Original       May 31,    Unrealized
       Type        Contracts    Month       Value         2003     Appreciation
-----------------  ---------  ---------  -----------  -----------  ------------
British Pound
FT-SE 100 Index       135     June 2003  $ 8,434,041  $ 9,007,141   $  573,100
EURO STOXX 50         310     June 2003    8,043,686    8,503,710      460,024
Japanese TSE Topix     60     June 2003    3,938,569    4,190,484      251,915
Total                                    $20,416,296  $21,701,335   $1,285,039


(a)  Non-income producing security.

(b) A portion of the foreign cash (in the amount of U.S. $1,908,523) included in the statement of assets and liabilities has been segregated as collateral for the futures transactions outstanding at May 31, 2003.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

ASSETS
Investments in securities, at value (cost $539,433,703)          $ 584,863,281
Cash                                                                       701
Foreign cash, at value (cost $24,220,393)                           24,608,616
Receivable for shares of beneficial interest sold                    2,288,897
Dividends and interest receivable                                    2,264,248
Receivable for investment securities sold                              346,997
Receivable for variation margin on futures contracts                   143,449
                                                                 -------------
Total assets                                                       614,516,189
                                                                 -------------
LIABILITIES
Payable for investment securities purchased                          4,649,888
Advisory fee payable                                                   176,299
Distribution fee payable                                               104,114
Payable for shares of beneficial interest redeemed                      95,668
Accrued expenses                                                       547,247
                                                                 -------------
Total liabilities                                                    5,573,216
                                                                 -------------
Net Assets                                                       $ 608,942,973
                                                                 =============
COMPOSITION OF NET ASSETS
Paid-in capital                                                  $ 606,724,104
Undistributed net investment income                                  5,275,697
Accumulated net realized loss on investment
  and foreign currency transactions                                (50,180,393)
Net unrealized appreciation of investments and foreign
  currency denominated assets and liabilities                       47,123,565
                                                                 -------------
                                                                 $ 608,942,973
                                                                 =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($97,450,365/9,088,288 shares of beneficial interest
  issued and outstanding)                                               $10.72
Sales charge--4.25% of public offering price                               .48
                                                                        ------
Maximum offering price                                                  $11.20
                                                                        ======
Class B Shares
Net asset value and offering price per share
  ($60,457,870/5,684,244 shares of beneficial interest
  issued and outstanding)                                               $10.64
                                                                        ======
Class C Shares
Net asset value and offering price per share
  ($34,020,179/3,199,346 shares of beneficial interest
  issued and outstanding)                                               $10.63
                                                                        ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($417,014,559/38,533,164 shares of beneficial interest
  issued and outstanding)                                               $10.82
                                                                        ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 9


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $1,221,501)                          $ 8,610,446
Interest                                                47,710     $ 8,658,156
                                                   -----------
EXPENSES
Advisory fee                                         2,561,003
Distribution fee--Class A                              119,276
Distribution fee--Class B                              264,186
Distribution fee--Class C                              143,349
Transfer agency                                      1,324,929
Custodian                                              258,602
Administrative                                          68,000
Audit and legal                                         57,507
Printing                                                51,678
Registration fees                                       47,874
Trustees' fees                                          10,347
Miscellaneous                                           16,407
                                                   -----------
Total expenses                                       4,923,158
Less: expense offset arrangement
  (see Note B)                                            (453)
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                       (2,090,900)
                                                   -----------
Net expenses                                                         2,831,805
                                                                   -----------
Net investment income                                                5,826,351
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                           (5,186,646)
  Futures contracts                                                 (2,371,619)
  Foreign currency transactions                                      1,386,906
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                       56,011,942
  Futures contracts                                                    635,604
  Foreign currency denominated assets
    and liabilities                                                    460,860
                                                                   -----------
Net gain on investment and foreign
  currency transactions                                             50,937,047
                                                                   -----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $56,763,398
                                                                   ===========


See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months
                                                     Ended          Year Ended
                                                  May 31, 2003      November 30,
                                                  (unaudited)          2002
                                                 --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                             $  5,826,351    $  4,694,091
Net realized loss on investment
  and foreign currency transactions                 (6,171,359)     (2,084,814)
Net change in unrealized appreciation/
  depreciation of investments
  and foreign currency denominated
  assets and liabilities                            57,108,406      (7,394,405)
                                                  ------------    ------------
Net increase (decrease) in net assets from
  operations                                        56,763,398      (4,785,128)

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                             (760,517)             -0-
  Class B                                             (352,816)             -0-
  Class C                                             (188,899)             -0-
  Advisor Class                                     (3,766,622)             -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                        78,984,900     307,994,034
                                                  ------------    ------------
Total increase                                     130,679,444     303,208,906

NET ASSETS
Beginning of period                                478,263,529     175,054,623
                                                  ------------    ------------
End of period (including undistributed net
  investment income of $4,518,200 at
  November 30, 2002)                              $608,942,973    $478,263,529
                                                  ============    ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 11


NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the"Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein International Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market,(but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of divi-


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 13


dends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Effective July 2, 2001, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.20% , 1.90%, 1.90% and .90% of the daily average net assets of Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


May 31, 2003, such reimbursement amounted to $2,022,900. Since inception of the Fund, such reimbursement for organization and offering expenses in the amount of $149,674 are subject to repayment in subsequent periods, but no later than March 27, 2004.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2003, the Adviser agreed to waive its fees. Such waiver amounted to $68,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended May 31, 2003, such fees amounted to $1,088,428.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $453 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $7,195 from the sale of Class A shares and $1,064, $49,097 and $9,005 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003, amounted to $382,064, of which $16,859 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,262,030 and $267,253 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Dis-


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 15


tributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                                   Purchases           Sales
                                                 --------------   --------------
Investment securities                             $145,424,502     $65,581,160
U.S. Government securities                                  -0-             -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 68,733,865
Gross unrealized depreciation                                      (23,304,287)
                                                                  ------------
Net unrealized appreciation                                       $ 45,429,578
                                                                  ============

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the future contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counter party to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Distributable Earnings

The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                     $4,518,200
Accumulated capital gains and other losses                       (44,006,295)(a)
Unrealized appreciation/(depreciation)                            (9,987,580)(b)
                                                                ------------
Total accumulated earnings/(deficit)                            $(49,475,675)
                                                                ============

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $44,006,295 (of which $42,094,378 was attributable to the purchase of net assets of Alliance International Fund, Inc. by the Fund in August 2002), of which $13,230,402 expires in the year 2008, $28,863,976 expires in the year 2009, and $1,911,917 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Fund's merger with Alliance International Fund, Inc. may apply.

(b) The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 17

NOTE F

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               Shares                         Amount
                    ---------------------------  -----------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  -------------
CLASS A
Shares sold            5,088,210     7,099,340    $ 48,811,314    $ 69,254,807
------------------------------------------------------------------------------
Shares issued in
  connection with
  the acquisition
  of Alliance
  International Fund          -0-    3,759,665              -0-     37,983,754
------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               71,827            -0-        675,894              -0-
------------------------------------------------------------------------------
Shares converted
  from Class B           107,315        88,343       1,033,385         843,966
------------------------------------------------------------------------------
Shares redeemed       (3,723,819)   (3,816,358)    (35,318,781)    (35,847,713)
Net increase           1,543,533     7,130,990    $ 15,201,812    $ 72,234,814
==============================================================================

CLASS B
Shares sold            1,586,189     4,134,951    $ 15,171,879    $ 41,715,396
------------------------------------------------------------------------------
Shares issued in
  connection with
  the acquisition
  of Alliance
  International Fund          -0-    2,069,686              -0-     20,787,997
------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               31,136            -0-        291,430              -0-
------------------------------------------------------------------------------
Shares converted
  to Class A            (107,971)      (88,922)     (1,033,385)       (843,966)
------------------------------------------------------------------------------
Shares redeemed       (1,116,211)   (1,055,450)    (10,589,173)     (9,857,519)
------------------------------------------------------------------------------
Net increase             393,143     5,060,265    $  3,840,751    $ 51,801,908
==============================================================================


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


                               Shares                         Amount
                    ---------------------------  -----------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  -------------
CLASS C
Shares sold            2,578,445     4,690,246    $ 24,615,424    $ 45,195,153
------------------------------------------------------------------------------
Shares issued in
  connection with
  the acquisition
  of Alliance
  International Fund          -0-      633,294              -0-      6,354,537
------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               13,906            -0-        130,160              -0-
------------------------------------------------------------------------------
Shares redeemed       (2,127,305)   (2,753,983)    (20,294,344)    (25,504,173)
------------------------------------------------------------------------------
Net increase             465,046     2,569,557    $  4,451,240    $ 26,045,517
==============================================================================

ADVISOR CLASS
Shares sold            6,790,654    21,326,224    $ 65,833,881    $215,599,703
------------------------------------------------------------------------------
Shares issued in
  connection with
  the acquisition
  of Alliance
  International Fund          -0-      459,687              -0-      4,679,380
------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              393,866            -0-      3,733,854              -0-
------------------------------------------------------------------------------
Shares redeemed       (1,484,058)   (6,237,496)    (14,076,638)    (62,367,288)
------------------------------------------------------------------------------
Net increase           5,700,462    15,548,415    $ 55,491,097    $157,911,795
==============================================================================


NOTE G

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 19


the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2003.

NOTE I

Acquisition of Alliance International Fund, Inc. by AllianceBernstein International Value Fund (the "Fund")

On August 23, 2002, the Fund acquired all of the net assets of the Alliance International Fund, Inc. ("AIF"), pursuant to a plan of reorganization approved by the shareholders of AIF on August 6, 2002. On August 23, 2002, the acquisition was accomplished by a tax-free exchange of 6,922,332 shares of the Fund for 8,636,189 shares of AIF. The aggregate net assets of the Fund and AIF immediately before the acquisition were $383,594,338 and $69,805,668 (including $974,214 of net unrealized depreciation of investments and foreign currency denominated assets and liabilities), respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $453,400,006.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                Class A
                                                  -------------------------------------
                                                  Six Months      Year        March 29,
                                                     Ended        Ended      2001(a) to
                                                 May 31, 2003  November 30,  November 30,
                                                  (unaudited)     2002          2001
                                                  -----------  -----------  -----------
Net asset value, beginning of period                 $9.83        $9.64       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                            .11          .07          .04
Net realized and unrealized gain (loss) on
  investment and foreign currency transactions         .88          .12(d)      (.40)
Net increase (decrease) in net asset value
  from operations                                      .99          .19         (.36)

LESS: DIVIDENDS
Dividends from net investment income                  (.10)          -0-          -0-
Net asset value, end of period                      $10.72        $9.83        $9.64

TOTAL RETURN
Total investment return based on net
  asset value(e)                                     10.21%        1.97%       (3.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $97,450      $74,193       $3,990
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements             1.20%(f)     1.20%        1.44%(f)
  Expenses, before waivers/reimbursements             2.00%(f)     2.19%        5.11%(f)
  Net investment income(c)                            2.20%(f)      .74%         .62%(f)
Portfolio turnover rate                                 13%          23%          11%



See footnote summary on page 24.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 21



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Class B
                                                  -------------------------------------
                                                  Six Months      Year         March 29,
                                                     Ended       Ended        2001(a) to
                                                 May 31, 2003  November 30,  November 30,
                                                  (unaudited)     2002          2001
                                                  -----------  -----------  -----------
Net asset value, beginning of period                 $9.75        $9.62       $10.00
Income From Investment Operations

NET INVESTMENT INCOME(B)(C)                            .07           -0-          -0-
Net realized and unrealized gain (loss) on
  investment and foreign currency transactions         .89          .13(d)      (.38)
Net increase (decrease) in net asset value
  from operations                                      .96          .13         (.38)

LESS: DIVIDENDS
Dividends from net investment income                  (.07)          -0-          -0-
Net asset value, end of period                      $10.64        $9.75        $9.62

TOTAL RETURN
Total investment return based on net
  asset value(e)                                      9.89%        1.35%       (3.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $60,458      $51,608       $2,220
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements             1.90%(f)     1.90%        2.19%(f)
  Expenses, before waivers/reimbursements             2.81%(f)     2.84%        7.84%(f)
  Net investment income (loss)(c)                     1.42%(f)     (.03)%       (.05)%(f)
Portfolio turnover rate                                 13%          23%          11%



See footnote summary on page 24.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Class C
                                                  -------------------------------------
                                                   Six Months      Year      March 29,
                                                     Ended        Ended      2001(a) to
                                                 May 31, 2003  November 30, November 30,
                                                  (unaudited)      2002         2001
                                                  -----------  -----------  -----------
Net asset value, beginning of period                 $9.75        $9.60       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                            .07          .01           -0-
Net realized and unrealized gain (loss) on
  investment and foreign currency transactions         .88          .14(d)      (.40)
Net increase (decrease) in net asset value
  from operations                                      .95          .15         (.40)

LESS: DIVIDENDS
Dividends from net investment income                  (.07)          -0-          -0-
Net asset value, end of period                      $10.63        $9.75        $9.60

TOTAL RETURN
Total investment return based on net
  asset value(e)                                      9.78%        1.56%       (4.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $34,020      $26,663       $1,582
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements             1.90%(f)     1.90%        2.23%(f)
  Expenses, before waivers/reimbursements             2.73%(f)     2.90%        8.77%(f)
  Net investment income(c)                            1.47%(f)      .09%         .03%(f)
Portfolio turnover rate                                 13%          23%          11%



See footnote summary on page 24.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 23



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                             Advisor Class
                                                  -------------------------------------
                                                  Six Months      Year        March 29,
                                                     Ended        Ended      2001(a) to
                                                 May 31, 2003  November 30,  November 30,
                                                  (unaudited)      2002          2001
                                                  -----------  -----------  -----------
Net asset value, beginning of period                 $9.92        $9.68       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                            .12          .17          .04
Net realized and unrealized gain (loss) on
  investment and foreign currency transactions         .89          .07(d)      (.36)
Net increase (decrease) in net asset value
  from operations                                     1.01          .24         (.32)

LESS: DIVIDENDS
Dividends from net investment income                  (.11)          -0-          -0-
Net asset value, end of period                      $10.82        $9.92        $9.68

TOTAL RETURN
Total investment return based on net
  asset value(e)                                     10.36%        2.48%       (3.20)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)         $417,015     $325,800     $167,263
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements              .90%(f)      .90%         .90%(f)
  Expenses, before waivers/reimbursements             1.70%(f)     1.75%        2.26%(f)
  Net investment income(c)                            2.48%(f)     1.67%         .65%(f)
Portfolio turnover rate                                 13%          23%          11%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived/reimbursed by the Adviser.

(d) In addition to net realized and unrealized gain (loss) from investment and foreign currency transactions this amount reflects an increase in net asset value per share resulting from fluctuations in the Fund's total net assets in relation to the timing of market gains and losses.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return.Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Andrew S. Adelson, Senior Vice President
Kevin F. Simms, Senior Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes &Gray LLP
One International Place
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, New York 10036


(1)  Member of the Audit Committee.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 25


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


NOTES


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 27


NOTES


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


AllianceBernstein International Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIINTVFSR0503



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003